Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Cash Flows (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018
Statement Of Cash Flows [Abstract]
Net of issuance cost	¥ 80,128	¥ 80,128